Financial instruments and financial risk management - Maturity profile (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.73%	0.01%	0.01%
Financial liabilities	€ 8,363.0	€ 4,736.7	€ 5,264.1
Financial assets	€ (4,549.5)	€ (3,791.4)	€ (3,952.7)
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.42%	1.48%	1.54%
Financial liabilities	€ 2,981.1	€ 3,085.6	€ 3,170.8
Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		107.0	189.4
Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		213.3	95.5
Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		941.8	201.3
Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		940.0	930.4
Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 883.5	€ 1,754.2
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.62%	0.83%	0.90%
Financial liabilities	€ 984.2	€ 558.8	€ 792.2
Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	168.5	202.5	245.2
Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	45.0	224.5	200.5
Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	20.7	105.8	222.3
Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 26.0	103.5
Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 750.0		€ 20.7
Secured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.48%	2.52%	2.56%
Financial liabilities	€ 256.5	€ 330.3	€ 350.4
Secured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	63.8	75.8	84.8
Secured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	65.4	63.3	59.9
Secured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	63.0	64.9	46.9
Secured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	52.2	62.5	48.1
Secured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 12.1	€ 63.8	110.7
Secured long term debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			719.7
Secured long term debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			196.4
Secured long term debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			193.4
Secured long term debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			174.6
Secured long term debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			118.8
Secured long term debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 36.5
Unsecured long term debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.32%	1.30%	1.33%
Financial liabilities	€ 2,608.6	€ 2,642.1	€ 2,566.7
Unsecured long term debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	34.0	34.0	24.0
Unsecured long term debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	876.9	34.0	24.0
Unsecured long term debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	877.5	876.9	24.0
Unsecured long term debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	770.2	877.5	867.0
Unsecured long term debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 50.0	€ 819.7	1,627.7
Debt swapped from floating to fixed
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 74.4
Debt swapped from floating to fixed | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate			0.37%
Financial liabilities			€ 74.4
Debt swapped from floating to fixed | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			14.0
Debt swapped from floating to fixed | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			14.4
Debt swapped from floating to fixed | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			14.9
Debt swapped from floating to fixed | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			15.3
Debt swapped from floating to fixed | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			15.8
Debt swapped from floating to fixed | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			(74.4)
Debt swapped from floating to fixed | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			(14.0)
Debt swapped from floating to fixed | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			(14.4)
Debt swapped from floating to fixed | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			(14.9)
Debt swapped from floating to fixed | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			(15.3)
Debt swapped from floating to fixed | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial assets			€ (15.8)
Long term debt after swaps | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.42%	1.44%	1.45%
Financial liabilities	€ 2,865.1	€ 2,972.4	€ 2,991.5
Long term debt after swaps | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	97.8	109.8	122.8
Long term debt after swaps | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	942.3	97.3	98.3
Long term debt after swaps | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	940.5	941.8	85.8
Long term debt after swaps | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	822.4	940.0	930.4
Long term debt after swaps | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 62.1	€ 883.5	€ 1,754.2
Long term debt after swaps | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.58%	0.75%	0.85%
Financial liabilities	€ 921.6	€ 474.8	€ 645.3
Long term debt after swaps | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	105.9	181.1	182.4
Long term debt after swaps | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	45.0	161.9	179.0
Long term debt after swaps | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	20.7	105.8	159.7
Long term debt after swaps | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 26.0	103.5
Long term debt after swaps | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 750.0		€ 20.7
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.51%	2.54%	2.97%
Financial liabilities	€ 116.0	€ 113.2	€ 179.3
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 116.0		66.6
Financial assets		(2.8)
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 116.0
Financial assets			(2.8)
Finance leases | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 115.5
Finance leases | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.19%	1.27%	1.14%
Financial liabilities	€ 62.6	€ 84.0	€ 146.9
Finance leases | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.6	21.4	62.8
Finance leases | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		62.6	21.5
Finance leases | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			62.6
Finance leases
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 245.9
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.47%
Financial liabilities	€ 245.9
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	75.0
Finance leases | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	51.6
Finance leases | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	52.1
Finance leases | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	46.0
Finance leases | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	21.2
Current and non-current maturities of debt [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	4,211.2	3,644.4	3,963.0
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	457.3	309.5	434.6
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,038.9	437.8	296.0
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,013.3	1,047.6	423.6
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	868.4	966.0	1,033.9
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	833.3	€ 883.5	€ 1,774.9
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3,227.0
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	288.8
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	993.9
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	992.6
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	868.4
Fixed Rate Debt Including Lease Liabilities Right Of Use Assets | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 83.3